PROPERTY AND EQUIPMENT, NET - Other information (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Payables for purchase of property and equipment due beyond one year	¥ 213,830	¥ 206,591
Property and equipment, net
PROPERTY AND EQUIPMENT, NET
Net book value of an asset pledged as security for bank loans	¥ 2,299,109	¥ 1,716,736